First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments
September 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS – 89.4%
$1,250,000	U.S. Treasury Bill (a)	(b)	10/03/19	$1,249,887
1,000,000	U.S. Treasury Bill (a)	(b)	10/10/19	999,559
500,000	U.S. Treasury Bill (a)	(b)	10/24/19	499,429
2,000,000	U.S. Treasury Bill (a)	(b)	10/31/19	1,997,071
800,000	U.S. Treasury Bill (a)	(b)	11/07/19	798,590
1,500,000	U.S. Treasury Bill (a)	(b)	11/14/19	1,496,745
500,000	U.S. Treasury Bill (a)	(b)	11/21/19	498,733
500,000	U.S. Treasury Bill (a)	(b)	02/20/20	496,480
	Total U.S. Treasury Bills			8,036,494
	(Cost $8,035,489)

Shares	Description	Value
MONEY MARKET FUNDS – 2.2%
200,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.82% (c)	200,000
	(Cost $200,000)
	Total Investments – 91.6%	8,236,494
	(Cost $8,235,489) (d)
	Net Other Assets and Liabilities – 8.4%	750,778
	Net Assets – 100.0%	$8,987,272
The following futures contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2019:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Oil Futures	1	$58,480	Nov–19	$493
CAC 40® 10 Euro Index Futures	5	308,565	Dec–19	2,202
Cocoa Futures	3	73,260	Dec–19	115
DAX MINI Index Futures	4	270,547	Dec–19	11
E-Mini DJIA Futures	2	269,010	Dec–19	(2,880)
Euro STOXX 50® Futures	12	464,973	Dec–19	3,303
FTSE 100 Index Futures	1	90,784	Dec–19	793
Gasoline RBOB Futures	2	128,444	Nov–19	1,163
Gold 100 Oz. Futures	2	294,580	Dec–19	(7,280)
Live Cattle Futures	4	176,480	Dec–19	5,048
LME Lead Futures	2	106,888	Dec–19	3,363
LME Nickel Futures	2	204,780	Dec–19	(1,962)
Low Sulphur Gasoil “G” Futures	1	57,975	Dec–19	4,158
Mexican Peso Futures	14	350,420	Dec–19	(2,590)
Nasdaq 100 E-mini Futures	2	310,820	Dec–19	(7,320)
Natural Gas Futures	2	51,760	Jan–20	(2,530)
Palladium Futures	3	494,250	Dec–19	54,490
Platinum Futures	4	177,840	Jan–20	(12,763)
S&P 500 E-mini Futures	1	148,925	Dec–19	(1,765)
S&P TSX 60 IX Futures	2	300,743	Dec–19	4
Silver Futures	1	84,990	Dec–19	(8,460)
SPI 200 Index Futures	4	451,002	Dec–19	(3,239)
U.S. 10-Year Treasury Note Futures	2	260,625	Dec–19	55
U.S. 2-Year Treasury Note Futures	1	215,500	Dec–19	(391)
U.S. 5-Year Treasury Note Futures	3	357,445	Dec–19	(680)
U.S. Treasury Long Bond Futures	2	324,625	Dec–19	(852)
Wheat Futures	3	74,363	Dec–19	3,809
		$6,108,074		$26,295

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Futures Contracts Short:
Australian Dollar Currency Futures	3	$(203,040)	Dec–19	$3,000
Brazillian Real Futures	3	(72,045)	Nov–19	125
British Pound Currency Futures	7	(539,525)	Dec–19	3,688
Coffee “C” Futures	11	(417,243)	Dec–19	(7,129)
Copper Futures	3	(193,388)	Dec–19	2,693
Corn Futures	12	(232,800)	Dec–19	(10,042)
Cotton No. 2 Futures	16	(486,640)	Dec–19	(4,638)
Euro FX Currency Futures	5	(685,156)	Dec–19	9,769
Japanese Yen Currency Futures	1	(116,225)	Dec–19	700
Kansas City Hard Red Winter Wheat Futures	22	(456,500)	Dec–19	(11,383)
Lean Hogs Futures	2	(58,080)	Dec–19	(8,780)
LME Aluminum Futures	9	(388,800)	Dec–19	0
LME Zinc Futures	1	(59,787)	Dec–19	(1,106)
New Zealand Dollar Futures	8	(5,019)	Dec–19	97
NY Harbor ULSD Futures	2	(159,365)	Oct–19	(3,129)
Soybean Futures	2	(90,600)	Nov–19	(3,537)
Soybean Meal Futures	9	(270,900)	Dec–19	(3,420)
Soybean Oil Futures	14	(244,272)	Dec–19	702
Sugar #11 (World) Futures	19	(269,192)	Feb–20	(14,119)
Swiss Franc Currency Futures	1	(126,025)	Dec–19	850
WTI Crude Futures	1	(53,980)	Nov–19	4,130
		$(5,128,582)		$(41,529)
	Total	$979,492		$(15,234)

(a)	All or a portion of this security is segregated as collateral for open futures contracts.
(b)	Zero coupon bond.
(c)	Rate shown reflects yield as of September 30, 2019.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $105,766 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $119,995. The net unrealized depreciation was $14,229. The amounts presented are inclusive of derivative contracts.

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows:
ASSETS TABLE
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$ 8,036,494	$ —	$ 8,036,494	$ —
Money Market Funds	200,000	200,000	—	—
Total Investments	8,236,494	200,000	8,036,494	—
Futures Contracts	104,761	104,761	—	—
Total	$ 8,341,255	$ 304,761	$ 8,036,494	$—
LIABILITIES TABLE
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (119,995)	$ (119,995)	$ —	$ —